Commitments (Details) (USD $)	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Schedule of future minimum annual operating lease commitments
2013	$ 16,324,000
2014	14,130,000
2015	12,367,000
2016	11,101,000
2017	11,109,000
Thereafter	23,471,000
Future minimum annual operating lease commitments	88,502,000
Rental expense charged to operations
Minimum rentals	17,637,000	17,158,000	17,184,000
Contingent rentals (based upon delivery equipment mileage)	2,489,000	1,952,000	2,006,000
Total rental expense	20,126,000	19,110,000	19,190,000
Severance Obligations
Severance costs	800,000	500,000	2,400,000
Accrued severance benefits	$ 300,000	$ 100,000